Mergers and Acquisitions - Additional Information (Detail) $ / shares in Units, shares in Millions, R$ / shares in Millions, R$ in Millions, $ in Millions				1 Months Ended		12 Months Ended
	Jan. 25, 2017	Dec. 06, 2016 MXN ($) $ / shares shares	Dec. 06, 2016 BRL (R$) R$ / shares	Feb. 28, 2017 MXN ($)	Jan. 31, 2013	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 BRL (R$)	Dec. 06, 2017 MXN ($)	Dec. 06, 2016 BRL (R$) shares
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, consideration transferred						$ 5,692
Purchase price allocation description						The Company is in the process of finalizing the allocation of the purchase price to the fair values of the identifiable assets acquired and liabilities assumed. This process is expected to be completed for each acquisition within12 months of the acquisition date.
Goodwill						$ 111,347	$ 118,130
Gain on derecognition of other comnprehensive income recognized in income statement							2,996
Vonpar [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, consideration transferred		$ 20,992								R$ 3,508
Name of acquire		Vonpar S.A.	Vonpar S.A.
Business acquisition, percentage of voting equity interests acquired		100.00%								100.00%
Date of acquisition		Dec. 06, 2016	Dec. 06, 2016
Business acquisition, cash paid		$ 13,198								R$ 1,730
Business acquisition, additionally cash paid		4,124	R$ 688
Business acquisition, capitalized amount		4,082
Equity interests of acquirer		485
Transaction related costs		35
Goodwill		$ (2,173)							$ 1,667
Vonpar [member] | Series L share [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Shares issued as consideration for business acquisition | shares		27.9								27.9
Business acquisition, implicit value | $ / shares		$ 146.27
Strike price per share | $ / shares		$ 128.88
Equity interests of acquirer		$ 485
Vonpar [member] | Promissory notes [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Remaining balance paid		$ 6,534				$ 4,652		R$ 916		R$ 1,090
Annual rate		0.375%				0.375%		0.375%		0.375%
Maturity period		Three-year	Three-year
Vonpar [member] | Promissory notes [member] | Series L share [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Strike price per share | (per share)		$ 178.5	R$ 178.5
Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, percentage of voting equity interests acquired					51.00%
Term of of decision making authority					4 years
Description of control changes in CCFPI	Since January 25, 2017, the Company controls CCFPI's as all decisions relating to the day-to-day operation and management of CCFPI's business, including its annual normal operations plan
Gain on derecognition of other comnprehensive income recognized in income statement				$ 2,996			$ 2,996
Coca-Cola FEMSA Philippines, Inc. [member] | Call Options [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Percentage of non-controlling interest acquirable					49.00%
Non-controlling interest acquirable period					7 years
Alimentos y Bebidas del Atlntico [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Name of acquire						Alimentos y Bebidas del Atlántico, S.A.
Business acquisition, percentage of voting equity interests acquired						100.00%		100.00%
Comercializadora y Distribuidora Los Volcanes S.A [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Name of acquire						Comercializadora y Distribuidora Los Volcanes S.A
Business acquisition, percentage of voting equity interests acquired						100.00%		100.00%
Montevideo Refrescos S R L [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Name of acquire						Montevideo Refrescos S.R.L.
Business acquisition, percentage of voting equity interests acquired						100.00%		100.00%
Description of earn out						Reaching a market of 3.4 millions of consumers through 26 thousand points of sale, which isincluded in the consolidated financial results beginning on July 2018.